DIVIDENDS AND INTEREST ON EQUITY - Breakdown (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Dividends and interest on equity payable
Withholding tax rate (as a percent)	15.00%
Dividends and interest on equity	R$ 3,587,417	R$ 4,172,916	R$ 2,396,116
Equity attributable to owners of parent [member]
Dividends and interest on equity payable
Dividends and interest on equity	3,587,417	4,172,916
Telefnica Latinoamrica Holding
Dividends and interest on equity payable
Dividends and interest on equity	787,823	952,217
Telefonica
Dividends and interest on equity payable
Dividends and interest on equity	948,662	1,146,619
SP Telecomunicacoes Participacoes
Dividends and interest on equity payable
Dividends and interest on equity	598,064	722,862
Telefonica Chile
Dividends and interest on equity payable
Dividends and interest on equity	1,667	2,015
Non-controlling interest
Dividends and interest on equity payable
Dividends and interest on equity	R$ 1,251,201	R$ 1,349,203